Capital Stock - Additional Information (Detail) $ / shares in Units, $ in Millions					12 Months Ended
	Dec. 06, 2024 shares	Apr. 19, 2024 CAD ($) shares	Jan. 26, 2024 CAD ($) shares	Nov. 30, 2023 shares	Jan. 31, 2025 CAD ($) Dividends $ / shares shares	Jan. 31, 2024 CAD ($) Dividends $ / shares shares
Disclosure of classes of share capital [line items]
Maximum outstanding subordinated shares repurchase for cancellation | shares						4,404,598
Subordinate voting shares repurchased | shares						2,346,799
Total consideration					$ 218.6
Carrying amount of shares repurchased					16.6
Amount charged to retained losses					$ 202.0
Number of dividends | Dividends					4	4
Dividends declared per share | $ / shares					$ 0.21	$ 0.18
Total dividend consideration					$ 61.9	$ 55.6
Stock repurchased during period shares						218.6
Tax unpaid on stock repurchase during the period						$ 3.5
First quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date					Apr. 22, 2024	Apr. 17, 2023
Second quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date					Jul. 12, 2024	Jul. 14, 2023
Third quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date					Oct. 11, 2024	Oct. 13, 2023
Fourth quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date					Jan. 14, 2025	Jan. 12, 2024
Automatic share purchase plan [member]
Disclosure of classes of share capital [line items]
Gain (loss) in financing income (cost)					$ 0.0	$ 4.8
Normal course issuer bid [member]
Disclosure of classes of share capital [line items]
Maximum outstanding subordinated shares repurchase for cancellation | shares	3,331,852			3,231,999
Subordinate voting shares repurchased | shares					0	885,200
Total consideration						$ 446.2
Gain (loss) in financing income (cost)						4.8
Carrying amount of shares repurchased						32.1
Amount charged to retained losses						418.9
Stock repurchased during period shares						$ 79.1
Secondary Offering [member]
Disclosure of classes of share capital [line items]
Fees and expenses		$ 1.0	$ 0.9
Number of shares issued on conversion of rights | shares		1,628,558	2,171,428		2,171,428
Secondary Offering [member] | Bain Capital Integral [Member]
Disclosure of classes of share capital [line items]
Number of issued on paid in kind nature | shares		128,558	171,428
Number of subordinate shares issued | shares		1,500,000	2,000,000